DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI EAFE ESG Leaders Equity ETF

May 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.5%
Australia - 6.0%
ANZ Group Holdings Ltd.	15,862	$235,276
APA Group (a)	6,195	40,251
Aristocrat Leisure Ltd.	3,135	75,371
ASX Ltd.	1,008	43,987
Aurizon Holdings Ltd.	9,508	21,905
BlueScope Steel Ltd.	2,444	29,292
Brambles Ltd.	7,344	65,302
Cochlear Ltd.	347	54,660
Coles Group Ltd.	7,168	83,405
Computershare Ltd.	2,974	43,035
Dexus REIT	5,779	30,704
EBOS Group Ltd.	802	20,227
Endeavour Group Ltd.	7,710	30,785
Fortescue Metals Group Ltd.	8,949	111,310
Goodman Group REIT	8,810	111,918
GPT Group REIT	9,588	25,999
IDP Education Ltd.	1,367	19,303
IGO Ltd.	3,588	33,111
Lendlease Corp. Ltd. (a)	3,424	17,505
Macquarie Group Ltd.	1,948	215,243
Mineral Resources Ltd.	914	41,872
Mirvac Group REIT	19,958	29,706
Newcrest Mining Ltd.	4,747	78,920
Northern Star Resources Ltd.	6,115	51,089
Orica Ltd.	2,351	23,263
Pilbara Minerals Ltd.	14,221	40,586
QBE Insurance Group Ltd.	7,901	74,754
Ramsay Health Care Ltd.	949	35,234
REA Group Ltd.	285	25,366
Scentre Group REIT	26,361	46,231
SEEK Ltd.	1,856	28,262
Sonic Healthcare Ltd.	2,358	53,699
Stockland REIT	12,229	33,714
Suncorp Group Ltd.	6,718	57,823
Telstra Group Ltd.	21,447	60,514
Transurban Group (a)	16,380	157,309
Vicinity Ltd. REIT	19,496	23,404
Woodside Energy Group Ltd.	10,017	222,350

(Cost $2,494,819)		2,392,685

Austria - 0.2%
OMV AG	784	34,837
Verbund AG	369	27,754

(Cost $73,328)		62,591

Belgium - 0.3%
KBC Group NV	1,318	85,966
Umicore SA	1,115	30,906

(Cost $138,344)		116,872

Chile - 0.1%
Antofagasta PLC
(Cost $40,169)	2,023	33,535

Denmark - 5.6%
A.P. Moller - Maersk A/S, Class A	17	28,450
A.P. Moller - Maersk A/S, Class B	26	43,605
Chr Hansen Holding A/S	555	40,140
Coloplast A/S, Class B	624	78,344
DSV A/S	980	188,348
Genmab A/S*	346	134,978
Novo Nordisk A/S, Class B	8,726	1,394,371
Novozymes A/S, Class B	1,079	51,855
Orsted AS, 144A	1,003	87,590
Pandora A/S	489	38,853
ROCKWOOL A/S, Class B	49	11,652
Vestas Wind Systems A/S*	5,333	151,427

(Cost $1,692,041)		2,249,613

Finland - 1.6%
Elisa OYJ	712	39,775
Kesko OYJ, Class B	1,472	27,753
Metso Corp.	3,452	37,667
Neste OYJ	2,235	84,277
Nokia OYJ	28,462	115,153
Nordea Bank Abp	17,234	168,926
Stora Enso OYJ, Class R	3,000	37,884
UPM-Kymmene OYJ	2,802	83,851
Wartsila OYJ Abp	2,533	28,597

(Cost $686,750)		623,883

France - 13.1%
Aeroports de Paris*	154	23,330
AXA SA (b)	9,645	271,613
BNP Paribas SA	5,844	336,498
Bouygues SA	1,042	33,282
Carrefour SA	3,126	57,271
Cie Generale des Etablissements Michelin SCA	3,573	101,172
Credit Agricole SA	6,298	71,789
Danone SA	3,373	199,000
Dassault Systemes SE	3,526	154,535
Eiffage SA	363	38,552
Gecina SA REIT	208	21,232
Getlink SE	1,858	31,455
Hermes International	166	336,567
Kering SA	391	207,735
Klepierre SA REIT	1,055	23,822
L’Oreal SA	1,270	540,225
LVMH Moet Hennessy Louis Vuitton SE	1,456	1,263,370
Orange SA	9,687	115,377
Schneider Electric SE	2,854	490,901
Societe Generale SA (b)	3,817	88,019
Teleperformance	310	46,236
TotalEnergies SE	12,466	705,434

Unibail-Rodamco-Westfield REIT*	546	24,914
Valeo	1,083	20,736
Worldline SA, 144A*	1,251	48,480

(Cost $5,034,698)		5,251,545

Germany - 4.5%
adidas AG	858	138,579
Bayerische Motoren Werke AG	1,755	190,693
Beiersdorf AG	523	66,435
Brenntag SE	812	63,523
Commerzbank AG*	5,627	56,390
Covestro AG, 144A*	1,027	39,482
Deutsche Boerse AG	1,001	172,347
Deutsche Lufthansa AG*	3,179	31,044
Deutsche Post AG	5,316	238,314
Evonik Industries AG*	1,109	22,162
GEA Group AG	787	32,965
Heidelberg Materials AG	775	55,258
HelloFresh SE*	873	20,690
Henkel AG & Co. KGaA	548	39,213
Knorr-Bremse AG	375	25,578
LEG Immobilien SE*	388	20,066
Merck KGaA	681	118,159
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	739	263,141
Puma SE	561	26,627
Symrise AG	702	74,825
Telefonica Deutschland Holding AG	4,592	12,900
Vonovia SE	3,768	68,933
Zalando SE, 144A*	1,188	34,247

(Cost $1,898,414)		1,811,571

Hong Kong - 2.7%
AIA Group Ltd.	61,617	591,120
BOC Hong Kong Holdings Ltd.	19,509	57,942
Hang Seng Bank Ltd.	4,003	53,539
HKT Trust & HKT Ltd. (a)	20,001	25,550
Hong Kong & China Gas Co. Ltd.	59,357	53,532
MTR Corp. Ltd.	8,360	38,499
Prudential PLC	14,575	190,759
Sino Land Co. Ltd.	18,193	23,658
Swire Pacific Ltd., Class A	2,093	13,983
Swire Properties Ltd.	5,500	13,110
WH Group Ltd., 144A	46,316	24,198

(Cost $1,201,393)		1,085,890

Ireland - 1.1%
CRH PLC	3,919	184,252
DCC PLC	503	28,658
James Hardie Industries PLC CDI*	2,349	57,599
Kerry Group PLC, Class A	844	82,043
Kingspan Group PLC	815	53,940
Smurfit Kappa Group PLC	1,356	48,038

(Cost $473,547)		454,530

Israel - 0.1%
Bank Leumi Le-Israel BM
(Cost $65,041)	8,061	56,439

Italy - 1.7%
Assicurazioni Generali SpA	5,363	101,285
Enel SpA	43,136	269,394
FinecoBank Banca Fineco SpA	3,214	42,522
Mediobanca Banca di Credito Finanziario SpA	2,875	31,555
Moncler SpA	1,091	73,648
Nexi SpA, 144A*	3,083	24,085
Poste Italiane SpA, 144A	2,796	28,902
Prysmian SpA	1,340	49,529
Terna - Rete Elettrica Nazionale	7,477	62,431

(Cost $719,463)		683,351

Japan - 24.3%
Advantest Corp.	1,000	128,190
Aeon Co. Ltd.	3,500	69,141
Ajinomoto Co., Inc.	2,400	93,121
ANA Holdings, Inc.*	800	17,722
Asahi Kasei Corp.	6,600	44,806
Astellas Pharma, Inc.	9,500	150,100
Azbil Corp.	600	18,960
Bridgestone Corp. (b)	3,000	121,920
Brother Industries Ltd.	1,200	17,384
Dai Nippon Printing Co. Ltd.	1,165	33,145
Daifuku Co. Ltd.	1,548	31,344
Daiichi Sankyo Co. Ltd.	9,800	318,448
Daikin Industries Ltd.	1,371	260,629
Daiwa House Industry Co. Ltd.	3,100	80,809
Daiwa Securities Group, Inc.	7,000	31,715
Eisai Co. Ltd.	1,308	83,021
FANUC Corp.	5,025	172,565
Fast Retailing Co. Ltd.	937	219,169
Fuji Electric Co. Ltd.	700	29,410
FUJIFILM Holdings Corp.	1,950	119,095
Fujitsu Ltd.	900	114,147
Hankyu Hanshin Holdings, Inc.	1,200	38,092
Hirose Electric Co. Ltd.	121	16,386
Hitachi Construction Machinery Co. Ltd.	600	14,816
Hitachi Ltd.	5,000	287,943
Hoya Corp.	1,900	238,868
Hulic Co. Ltd.	1,700	14,151
Ibiden Co. Ltd.	600	32,724
Inpex Corp. (b)	5,100	54,024
Isuzu Motors Ltd.	3,000	34,871
ITOCHU Corp.	6,300	212,878
Itochu Techno-Solutions Corp.	500	12,991
JFE Holdings, Inc.	2,600	32,082
JSR Corp.	900	21,676
Kao Corp.	2,484	86,708
KDDI Corp.	7,900	242,629
Keio Corp.	539	18,942

Kikkoman Corp.	700	41,234
Komatsu Ltd.	4,900	115,455
Kubota Corp.	5,400	74,479
Kurita Water Industries Ltd.	500	20,434
Kyowa Kirin Co. Ltd.	1,400	26,855
Lixil Corp.	1,600	20,613
Marubeni Corp.	8,100	115,487
MatsukiyoCocokara & Co.	600	32,080
Mazda Motor Corp.	2,900	24,783
McDonald’s Holdings Co. Japan Ltd.	400	16,405
MEIJI Holdings Co. Ltd.	1,100	24,604
Mitsubishi Chemical Group Corp.	7,000	39,245
Mitsubishi Estate Co. Ltd.	5,900	67,693
Mitsui Chemicals, Inc.	900	22,707
Mitsui Fudosan Co. Ltd.	4,700	89,566
Mizuho Financial Group, Inc.	12,700	186,616
MS&AD Insurance Group Holdings, Inc.	2,300	78,985
NEC Corp.	1,300	60,946
Nintendo Co. Ltd.	5,520	234,525
NIPPON EXPRESS HOLDINGS, Inc. (b)	350	19,615
Nippon Paint Holdings Co. Ltd. (b)	4,950	37,945
Nippon Prologis REIT, Inc. REIT (b)	12	25,097
Nissin Foods Holdings Co. Ltd.	350	29,786
Nitori Holdings Co. Ltd.	444	54,008
Nitto Denko Corp.	750	53,305
Nomura Holdings, Inc.	15,500	54,250
Nomura Real Estate Holdings, Inc.	500	12,078
Nomura Research Institute Ltd.	2,000	50,245
NTT Data Corp.	3,500	50,027
Omron Corp.	913	55,055
Ono Pharmaceutical Co. Ltd.	2,000	37,340
Open House Group Co. Ltd.	400	15,346
Oriental Land Co. Ltd.	5,725	214,183
ORIX Corp.	6,200	105,415
Osaka Gas Co. Ltd.	2,000	31,622
Pan Pacific International Holdings Corp.	2,000	34,055
Panasonic Holdings Corp.	11,700	122,305
Rakuten Group, Inc.	4,900	20,201
Recruit Holdings Co. Ltd.	7,600	233,361
Renesas Electronics Corp.*	6,800	111,455
Ricoh Co. Ltd.	2,900	24,202
SCSK Corp.	800	12,643
Secom Co. Ltd.	1,100	71,929
Seiko Epson Corp.	1,500	22,750
Sekisui Chemical Co. Ltd.	1,900	26,178
Sekisui House Ltd.	3,300	64,328
Seven & i Holdings Co. Ltd.	4,000	167,341
SG Holdings Co. Ltd.	1,700	24,919
Sharp Corp.*	1,300	7,444
Shimadzu Corp.	1,240	38,341
Shimizu Corp.	2,800	16,955
Shin-Etsu Chemical Co. Ltd.	9,575	294,484
Shionogi & Co. Ltd.	1,400	62,888
SoftBank Corp.	15,100	160,549
Sompo Holdings, Inc.	1,640	66,790
Sony Group Corp.	6,655	626,846
Sumitomo Chemical Co. Ltd.	7,300	21,736
Sumitomo Electric Industries Ltd.	3,800	44,986
Sumitomo Metal Mining Co. Ltd.	1,353	40,963
Sumitomo Mitsui Financial Group, Inc.	6,900	280,415
Sumitomo Mitsui Trust Holdings, Inc.	1,700	59,682
Suntory Beverage & Food Ltd. (b)	700	25,702
Sysmex Corp.	900	58,806
T&D Holdings, Inc.	2,600	35,395
TDK Corp.	2,025	77,397
Terumo Corp.	3,550	107,886
TIS, Inc.	1,200	33,583
Tobu Railway Co. Ltd.	1,000	26,125
Tokio Marine Holdings, Inc.	9,500	213,778
Tokyo Electron Ltd.	2,325	321,421
Tokyo Gas Co. Ltd.	2,100	44,626
Tokyu Corp.	2,900	37,403
Toray Industries, Inc.	7,400	39,046
TOTO Ltd.	700	21,218
Unicharm Corp.	2,100	79,797
USS Co. Ltd.	900	14,616
West Japan Railway Co.	1,150	48,078
Yamaha Corp.	719	28,458
Yamaha Motor Co. Ltd.	1,600	39,394
Yamato Holdings Co. Ltd.	1,500	27,409
Yaskawa Electric Corp.	1,301	54,940
Yokogawa Electric Corp.	1,300	24,490
Z Holdings Corp.	14,300	35,526
ZOZO, Inc.	600	12,213

(Cost $9,491,065)		9,717,704

Luxembourg - 0.1%
Tenaris SA
(Cost $30,532)	2,475	30,792

Netherlands - 6.6%
Akzo Nobel NV	906	68,037
ASML Holding NV	2,129	1,524,122
ING Groep NV	19,108	234,430
JDE Peet’s NV	670	19,415
Just Eat Takeaway.com NV, 144A*	1,109	16,633
Koninklijke Ahold Delhaize NV	5,167	163,383
Koninklijke KPN NV	16,907	58,003
NN Group NV (b)	1,331	47,848
Prosus NV*	4,228	277,525
Universal Music Group NV	4,322	85,242
Wolters Kluwer NV	1,359	154,735

(Cost $2,153,049)		2,649,373

New Zealand - 0.3%
Mercury NZ Ltd.	3,404	13,384
Meridian Energy Ltd.	6,482	20,629

Spark New Zealand Ltd.	9,714	30,042
Xero Ltd.*	746	53,081

(Cost $124,775)		117,136

Norway - 1.1%
Aker BP ASA	1,655	35,824
DNB Bank ASA	4,933	82,254
Equinor ASA	5,039	128,316
Gjensidige Forsikring ASA	1,033	17,289
Mowi ASA	2,371	40,535
Norsk Hydro ASA	7,116	42,838
Orkla ASA	3,879	27,800
Salmar ASA	388	17,027
Telenor ASA	3,714	37,997

(Cost $524,148)		429,880

Portugal - 0.2%
Galp Energia SGPS SA	2,597	27,399
Jeronimo Martins SGPS SA	1,532	36,879

(Cost $62,718)		64,278

Singapore - 0.7%
CapitaLand Integrated Commercial Trust REIT	26,765	39,510
CapitaLand Investment Ltd.	13,600	33,226
City Developments Ltd.	2,600	12,953
Keppel Corp. Ltd.	7,800	36,327
Singapore Exchange Ltd.	4,500	30,823
United Overseas Bank Ltd.	6,700	138,218

(Cost $293,513)		291,057

Spain - 1.8%
ACS Actividades de Construccion y Servicios SA	1,110	36,826
Amadeus IT Group SA*	2,377	169,533
Iberdrola SA	30,729	373,466
Naturgy Energy Group SA	634	17,993
Red Electrica Corp. SA	2,113	35,694
Repsol SA	7,022	94,999

(Cost $676,677)		728,511

Sweden - 3.1%
Alfa Laval AB	1,522	54,511
Assa Abloy AB, Class B	5,314	117,572
Atlas Copco AB, Class A	14,216	206,443
Atlas Copco AB, Class B	8,165	102,479
Beijer Ref AB	1,784	26,309
Boliden AB	1,437	43,630
Boliden AB*	1,361	1,436
Epiroc AB, Class A	3,471	60,595
Epiroc AB, Class B	2,053	30,917
EQT AB (b)	1,874	35,315
Essity AB, Class B	3,231	85,617
H & M Hennes & Mauritz AB, Class B	3,482	43,331
Holmen AB, Class B (b)	486	18,326
Husqvarna AB, Class B	2,145	15,787
Kinnevik AB, Class B*	1,309	18,732
Nibe Industrier AB, Class B	8,033	76,429
Sandvik AB	5,635	98,709
SKF AB, Class B	1,800	28,430
Svenska Cellulosa AB SCA, Class B (b)	3,224	42,627
Svenska Handelsbanken AB, Class A	7,708	60,723
Tele2 AB, Class B	2,854	25,856
Telia Co. AB (b)	13,032	30,258

(Cost $1,270,459)		1,224,032

Switzerland - 9.3%
ABB Ltd.	8,292	301,692
Baloise Holding AG	246	37,647
Banque Cantonale Vaudoise	156	15,640
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	10	119,127
Clariant AG*	1,109	15,929
Coca-Cola HBC AG*	1,181	34,954
DSM-Firmenich AG*	912	101,156
Geberit AG	183	96,570
Givaudan SA	49	160,591
Julius Baer Group Ltd.	1,137	69,204
Kuehne + Nagel International AG	290	82,196
Logitech International SA	872	55,669
Lonza Group AG	393	244,789
Novartis AG	10,816	1,031,256
SGS SA	795	70,303
SIG Group AG*	1,624	44,129
Sika AG	773	210,046
Sonova Holding AG	276	70,468
STMicroelectronics NV	3,618	156,581
Swiss Life Holding AG	162	93,214
Swiss Re AG	1,598	159,459
Swisscom AG	136	85,812
Temenos AG	341	28,626
VAT Group AG, 144A	142	58,297
Zurich Insurance Group AG	796	370,941

(Cost $3,620,881)		3,714,296

United Kingdom - 14.0%
3i Group PLC	5,106	123,751
abrdn PLC	10,638	26,172
Admiral Group PLC	1,115	32,130
Anglo American PLC	6,695	184,501
Ashtead Group PLC	2,313	140,470
Associated British Foods PLC	1,880	42,535
AstraZeneca PLC	8,175	1,181,403
Auto Trader Group PLC, 144A	4,749	37,081
Barratt Developments PLC	5,148	29,529
Berkeley Group Holdings PLC	576	28,028
BT Group PLC (b)	36,816	67,007
Burberry Group PLC	2,010	53,660
CNH Industrial NV	5,411	68,936
Coca-Cola Europacific Partners PLC	1,083	67,568
Croda International PLC	735	55,569

Endeavour Mining PLC	935	24,938
HSBC Holdings PLC	105,334	770,904
Informa PLC	7,291	62,984
Intertek Group PLC	848	43,659
J Sainsbury PLC	8,776	29,433
Johnson Matthey PLC	1,004	21,527
Kingfisher PLC	10,057	28,793
Legal & General Group PLC	31,715	89,661
Lloyds Banking Group PLC	349,440	191,299
Mondi PLC	2,568	39,626
National Grid PLC	19,449	266,602
Ocado Group PLC*(b)	3,241	14,822
Phoenix Group Holdings PLC	3,973	27,201
Reckitt Benckiser Group PLC	3,784	292,931
RELX PLC	10,037	312,241
Sage Group PLC	5,448	58,812
Schroders PLC	4,359	24,614
Segro PLC REIT	6,216	61,448
Spirax-Sarco Engineering PLC	385	52,131
St James’s Place PLC	2,825	39,040
Taylor Wimpey PLC	19,083	27,010
Tesco PLC	38,867	125,632
Unilever PLC	13,347	666,489
Vodafone Group PLC	121,244	114,761
WPP PLC	5,686	60,169

(Cost $5,612,320)		5,585,067

TOTAL COMMON STOCKS (Cost $38,378,144)		39,374,631

PREFERRED STOCKS - 0.3%
Germany - 0.3%
Bayerische Motoren Werke AG	306	31,367
Henkel AG & Co. KGaA	894	71,043

(Cost $101,669)		102,410

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	1,880	2,314

EXCHANGE-TRADED FUNDS - 0.7%
iShares ESG Aware MSCI EAFE ETF (Cost $279,404)	3,850	273,234

SECURITIES LENDING COLLATERAL - 3.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (c)(d)
(Cost $1,255,816)	1,255,816	$1,255,816

TOTAL INVESTMENTS - 102.6% (Cost $40,015,033)		$41,008,405
Other assets and liabilities, net - (2.6%)		(1,035,948)

NET ASSETS - 100.0%		$39,972,457

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain /(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023

SECURITIES LENDING COLLATERAL — 3.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (c)(d)
112,126	1,143,690 (e)	—	—	—	4,384	—	1,255,816	1,255,816
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.04% (c)
29,931	534,744	(564,675)	—	—	688	—	—	—

142,057	1,678,434	(564,675)	—	—	5,072	—	1,255,816	1,255,816

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2023 amounted to $1,053,227, which is 2.6% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $186,145.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2023.

CDI:	Chess Depositary Interests
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2023 the Xtrackers MSCI EAFE ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds and Securities Lending Collateral
Financials	$7,217,951	18.3%
Industrials	6,321,572	16.0
Health Care	5,501,802	13.9
Consumer Discretionary	4,976,333	12.6
Consumer Staples	3,675,722	9.3
Information Technology	3,489,009	8.8
Materials	2,892,131	7.3
Communication Services	1,676,185	4.3
Energy	1,418,252	3.6
Utilities	1,344,966	3.4
Real Estate	965,432	2.5

Total	$39,479,355	100.0%

At May 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation) †
EURO STOXX 50 Futures	EUR	3	$134,887	$134,872	6/16/2023	$(15)
MINI TOPIX Index Futures	JPY	5	71,664	76,084	6/08/2023	4,420

Total net unrealized appreciation						$4,405

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2023.

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$39,374,631	$—	$—	$39,374,631
Preferred Stocks	102,410	—	—	102,410
Warrants	2,314	—	—	2,314
Exchange-Traded Funds	273,234	—	—	273,234
Short-Term Investments (a)	1,255,816	—	—	1,255,816
Derivatives (b)
Futures Contracts	4,420	—	—	4,420

TOTAL	$41,012,825	$—	$—	$41,012,825

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(15)	$—	$—	$(15)

TOTAL	$(15)	$—	$—	$(15)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

EASG-PH3

R-089711-1 (5/24) DBX005195 (5/24)